SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPACT OF ASC 740 ON THE UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMMON STOCK EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ 1,381,833				$ 1,294,664	$ 1,381,833	$ 1,294,664	$ 1,114,752
Net income (loss)	$ 32,707	$ (19,298)	$ 73,846	75,752	$ (12,027)	$ (13,080)	$ 73,671	75,371	163,007	123,935	231,013
Ending Balance	1,643,896				1,381,833				1,643,896	1,381,833	1,294,664
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				906,076				882,803	906,076	882,803	746,093
Net income (loss)									163,007	123,935	231,013
Ending Balance	947,501				906,076				947,501	906,076	882,803
Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,551,717				1,418,978	1,551,717	1,418,978	1,236,643
Net income (loss)									193,919	169,505	233,436
Ending Balance	1,844,692				1,551,717				1,844,692	1,551,717	1,418,978
Previously Reported | Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,075,960				1,007,117	1,075,960	1,007,117	867,984
Net income (loss)									193,919	169,505	233,436
Ending Balance	1,148,297				1,075,960				1,148,297	1,075,960	1,007,117
Effect of Change
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(169,884)				(124,314)	(169,884)	(124,314)	(121,891)
Net income (loss)									(30,912)	(45,570)	(2,423)
Ending Balance	(200,796)				(169,884)				(200,796)	(169,884)	(124,314)
Effect of Change | Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ (169,884)				$ (124,314)	(169,884)	(124,314)	(121,891)
Net income (loss)									(30,912)	(45,570)	(2,423)
Ending Balance	$ (200,796)				$ (169,884)				$ (200,796)	$ (169,884)	$ (124,314)